Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Capital Allocation Moderate Portfolio Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Capital Allocation Moderate Portfolio Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Capital Allocation Moderate Portfolio Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Portfolio Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Capital Allocation Moderate Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Capital Allocation Moderate Portfolio Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Capital Allocation Moderate Portfolio Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Capital Allocation Moderate Portfolio Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Capital Allocation Moderate Portfolio Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Capital Allocation Moderate Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Columbia Capital Allocation Moderate Portfolio Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Class R | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Class R | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Large Cap Value Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Emerging Markets Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Capital Allocation Aggressive Portfolio Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Capital Allocation Aggressive Portfolio Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Columbia Capital Allocation Aggressive Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Capital Allocation Aggressive Portfolio Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Columbia Capital Allocation Conservative Portfolio Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio Class C | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Capital Allocation Conservative Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Columbia Capital Allocation Conservative Portfolio Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Columbia Capital Allocation Conservative Portfolio Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Select Large Cap Equity Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Overseas Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Disciplined Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Capital Allocation Conservative Portfolio Class A | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Capital Allocation Conservative Portfolio Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Capital Allocation Conservative Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Columbia Capital Allocation Conservative Portfolio Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%